File Number: 811-23981

Item 2. Risk/Return Summary:

Investment Objectives/Goals

The Valles Capital story behind this registration statement can be found at www.VallesCapital.com. The Fund is a non-marginable Retail US Treasury
Money Market Mutual fund raising new capital at a ratio of 5:1, issuing non-voting infinity shares and an initial $1 billion in new market capital and $250 million in asset turnover volume creating a market exit for fund sweep account activity. D-U-N-S number: 100852622. A key feature is using the fund as a sweep account linked to a White label debit card, from now on named Valles Capital Money Market Debit Card. This debit card exclusively accepts direct deposits, particularly payroll deposits, ensuring immediate liquidity for cardholders at point-of-sale (POS) terminals or ATMs. The debit card facilitates various transactions including purchases, bill payments, money transfers, and wire transfers. Emphasizing direct payroll deposits mitigates fraud and money laundering risks while also supporting local employment opportunities at cardholders native location.

The sponsoring bank is a financial institution offering self-directed brokerage accounts with ATM access offering liquidity, possibly DTCC integration guidance and arranges its own position exit using the $200 million buyin to create a multi-market maker effort facilitating liquidity exits and creating new initial market capital of $1 billion. Each asset turnover event returns 25% at any volume using infinity share provisions. DTCC has instructions to allow market makers to automatically participate in Fund using 5% of position exit proceeds. Market Makers can create automatic 4 week $2,500,000 ladders with one another, buying and selling resulting $12,500,000 positions indefinitely, each ladder will return the ladder buyin amount plus 125% ROI every week. (see Item 35 of this registration)

Sponsored product launch will take place in Valles Mines, Missouri, USA, and extend to surrounding areas from Kansas City to St Louis. With card sponsor approval to offer virtual online card accounts along with 50,000 pre-packaged physical cards with POS opening account balance between $100, $500, and $1,000 NAV we will create New Market Capital and associated asset turnover values.

There is no activity to report for the previous 6 to 12 months and having no quotations the fund director will use a stated market price of $5 per share on behalf of shareholders and strive to maintain a $1 NAV per share; by investing paid in capital contributions in a US Treasury Zero Percent Certificate of Indebtedness. Maintaining a $1 NAV will begin using the infinity shares provision with market maker buy-ins.

Item 3. Risk/Return Summary:

Fee Table

Fees and Expenses of the Fund Shareholder Fees
(fees paid directly from your investment)

Exchange Fee   0.005%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees      0.0%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund having a $1 NAV and a $5 Share Price for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 0% return each year and that the Funds operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year $ 50.00
3 years $ 150.00
5 years $ 250.00
10 years $ 500.00

You would pay the following expenses if you did not redeem your shares:

1 year $ 0.00
3 years $ 0.00
5 years $ 0.00
10 years $ 0.00

The Example does not reflect sales charges (loads) on reinvested dividends [and other distributions]. If these sales charges (loads) were included, your costs would be higher.

For market makers, if you provided liquidity for $10 million each year and recognized using position exits, market makers may automatically participate in Fund using 5% of the recognized proceeds, resulting in a 25% return at any amount. Fund Managers of different funds can create a 1-week ladder buying and selling positions, each ladder will return the buy in plus 105% ROI every 4 weeks.

Example

1 year $ 2,500,000
3 years $ 7,500,000
5 years $ 12,500,000
10 years $ 25,000,000

Item 4. Risk/Return Summary: Investments, Risks, and Performance

(a) Principal Investment Strategies of the Fund.
The Fund will invest 100% of its paid in capital contributions into a Treasury Direct Zero Percent Certificate of Indebtedness. 5 to 1 refers to the $5 Share Price and $1 NAV Equity means the difference between Share Price and NAV. The Treasury Direct 0% C of I account is backed by the full Faith and Credit of the United States Government.

(b) Principal Risks of Investing in the Fund.

(1) Narrative Risk Disclosure.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 NAV per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Funds sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Item 5. Management
(a) Investment Adviser(s).
	N/A

Item 6. Purchase and Sale of Fund Shares

(a) Purchase of Fund Shares.
Purchases can initially be made using self-directed brokerage accounts. There are no minimum initial or subsequent investment requirements. Fund participants will experience a 5to1 increase in account market value. Shares are issued using an infinity share provision at $1 NAV per share and each share has a $5 stated market share price value.
The sponsoring bank, offering self-directed brokerage accounts will furnish liquidity for shareholder settlements and organize their own position exits. Both the sponsoring bank and its market makers can automatically participate in the Fund, allocating 5% of exit proceeds.

The Depository Trust & Clearing Corporation (DTCC) will be instructed to permit Market Makers to invest in the Fund at any number of 4-week ladders desired. Shares will be issued utilizing the infinity share provision, ensuring a constant net asset value (NAV) of $1 per share and a market share value of $5. This protocol will remain in effect until a ticker symbol is assigned and market price quotations become accessible to liquidity sponsors.

The Bank Sponsor on behalf of its Market Makers is invited to utilize a cash-only basis of $200 million. As mentioned earlier this would lead to the creation of new market capital totaling $1 billion, accompanied by an asset turnover volume valued at $250 million with DTCC resolution and clearing. Any daily, weekly, or monthly asset turnover will always return 25%. As the fund acquires new accounts, asset turnover is expected to rise, principally with the development of a proprietary debit card program. Bank sponsor and its Market Makers may also buy-in to simultaneously acquire property using infinity share provisions; for example, 6431 Georgetown Pike McLean, Virginia ($25 million), and 1047 N Bundy Dr,
Los Angeles, ($38 million), and 10066 Cielo Dr. Beverly Hills, CA
($49.6 million) together serving as a $112.6 million equity basis to $563 million in new market capital and $140.75 million in first round 5% participation in the fund. Sellers are only interested in cash sales, creating 1033 exchange opportunities. Fund Managers can create 4 week ladders amongst themselves buying and selling ladder positions, each ladder returning the buy in ladder amount plus 125% ROI every week.

Market Capital
(includes Event Turnover)

$ 1,250,000,000 	Cash Basis
    703,750,000 	Equity Basis (property)
  1,953,750,000 	Total Turnover Volume

Total Basis

$200,000,000 	in cash
 112,600,000 	in property
$312,600,000 	total equity basis

CEO Compensation
Performance-Based Incentives: The CEO will initially earn $250K per year which is equal to .002% or $5,000 a week for each $2,500,000 ladder issued; of which there are 125. The CEO may also be eligible for performance-based incentives and bonuses, which include a .0001% weekly incentive and a .001% end of quarter bonus paid using a direct deposit account. These incentives are tied to maintaining a Paid-in Capital account balance matching DTCC deposit receipts. The cash for the CEO compensation package will come from infinity share provisions after receiving .005% fund management fees using our linked money market debit payment cards for sending and receiving payments.

For market makers, if self-directed account sponsor liquidates $10 million for Valles Capital Money Market Debit Card each year and recognized using position exits to market maker; DTCC may allow market makers to automatically participate in Fund using 5% of the recognized exit proceeds resulting in a 25% return at any amount (years can also be interchanged with weekly time lines).

Example
1 year $ 2,500,000
3 years $ 7,500,000
5 years $ 12,500,000
10 years $ 25,000,000

(b) Sale of Fund Shares.
Shares are exchangeable instantly when the Valles Capital Money Market Fund Debit Card or any self-directed brokerage account with ATM Visa/Mastercard access is used as the method of payment for in person purchases at any retail establishment, online bill pay, money transfer or wire transfers. DTCC will give any financial institution sponsoring fund liquidity to automatically participate in Fund using 5% of exit proceeds using infinity share provisions resulting in a 25% return at any exit proceed amount.

Item 7. Tax Information
The Fund never intends to make any distributions that may be taxed as ordinary income or capital gains or that the Fund never intends to distribute tax-exempt income. Using the 5:1 Money Market Fund increase based on the $1 NAV cost basis and striving to maintain a $5 share price there will be no tax exposure; due to taxation only occurring on increase in share price over the original stated market value. Does not include 3rd party transactions.

Item 8. Financial Intermediary Compensation
Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediaries Web site for more information.

Item 9. Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

a.	Investment Objectives.
The Fund intends to invest 100% in Treasury Direct Zero Percent Certificate of Indebtedness by directing DTCC to use a single Valles Capital 0% C of I as the account of deposit. While a 0% C of I earns no interest it maintains a stable $1 NAV and there is no limit to how much money a 0% C of I can hold and is backed by the full Faith and Credit of the United States.

Implementation of Investment Objectives.
Fund Managers can create a 4-week ladder buying and selling positions, each ladder will return the buy in plus 125% ROI every 4 weeks.

Item 10.  Management, Organization, and Capital Structure

(a) Management.
(1) Fund Investment Adviser and Portfolio Manager.
Angel Michel Valles has 40 years experience being an investment adviser and portfolio manager beginning in 1984. Angel Valles also began the Valles Capital Management Group Corp., which is now dissolved.

(3) Legal Proceedings.
There are currently no pending material legal proceedings, including ordinary routine litigation incidental to the business, or to which the Fund or the Funds investment adviser or principal underwriter is a party.

(b) Capital Stock.
The CEO of Valles Capital Inc. is registering Valles Capital, Inc., and 5,000,000, of its 500,000,000 beneficial Shares of Valles Capital Common stock, from issued fund shares, having a stated value of $5 per share. Of the Authorized Number of Shares to be Issued, 500,000,000 shares are currently outstanding.

DTCC is instructed to issue registered infinity shares accordingly using infinite share provisions to maintain a $ 1 NAV and $5 Share Price on behalf of shareholders. The property received in property for stock exchange would have the possibility to be Rented or Leased as an Airbnb, Corporate Retreat, Weddings etc. as needed.

The remaining unissued shares will be set aside to acquire land and equipment to develop a hydrogen on demand unit to retrofit existing gasoline engines.

Shares issued to settle the Valles Capital 5to1 Money Market Fund Debit Card program will be issued as Retail US Treasury Money Market Mutual Fund using infinity share provisions.

There are currently no unique or unusual restrictions to disclose on the right to freely retain or dispose of the Funds shares or material obligations or potential liabilities associated from holding the Funds shares (not including investment risks) that may expose investors to significant risks.

Item 11.   Shareholder Information

Pricing of Fund Shares.
DTCC will have instructions allowing Market Makers to buy into the Fund at any amount with shares issued using infinity share provisions and maintain a $1 NAV and $5 market share value until a ticker symbol and market price quotations are available.

The Fund will invest 100% in a Treasury Direct Zero Percent Certificate of Indebtedness. 5:1 refers to the $5 Share Price and $1 NAV. Equity means the difference between Share Price and NAV. While a 0% C of I earns no interest it maintains a stable NAV and Share Price plus there's no limit to how much money a 0% C of I can hold and is backed by the full Faith and Credit of the United States Government.

Item 12. Distribution Arrangements

Sales Loads.
There are no sales loads, no break points, and no rule 12b-1 plan,

Item 13.   Financial Highlights Information
There are no financial highlights to report currently. There has been no activity to date.

Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 14.   Cover Page and Table of Contents

Valles Capital US Treasury Fund

Non-Marginable Common Stock

Issuing Infinity shares

1 billion (1,000,000,000) initial authorized number shares to be issued. 500 million (500,000,000) shares are outstanding.
500 million (500,000,000) shares remain un-issued.

Shares have a stated value of $5 dollars each.

The SAI is not a prospectus.

If available SAI can be obtained at www.Valles Capital.com. There has been no shareholder report currently.

Item 15.   Fund History
Valles Capital is an Arizona Corporation since April 2022. The Fund has had no activity since its incorporation. The fund has not engaged in any business activity.

Item 16. Description of the Fund and Its Investments and Risks The fund is a Retail US Treasury Money Market Mutual fund investing exclusively in Zero Percent Certificates of Indebtedness issued by the US Treasury. There has been no imposition of liquidity fees or any Financial Support.

Item 17.  Management of the Fund
Angel Michel Valles is 60 years old residing at 112 East Fairmont Dr Tempe, Az 85282 is current Manager of the Fund and took office in April of 2022. Angel Michel Valles has been working as a Journeyman Electrician for the past 25 years. He is currently Director of only a single fund. Angel Michel Valles currently holds 50% beneficial shares of the aggregate authorized number of shares to be issued valued at $2.5 billion dollars with this registration.

Item 18.   Control Persons and Principal Holders of Securities
N/A	NO ACTIVITY TO REPORT

Item 19.   Investment Advisory and Other Services
N/A	NO ACTIVITY TO REPORT

Item 20.   Portfolio Managers
N/A	NO ACTIVITY TO REPORT

Item 21.   Brokerage Allocation and Other Practices
N/A	NO ACTIVITY TO REPORT

Item 22.   Capital Stock and Other Securities
N/A	NO ACTIVITY TO REPORT

Item 23.   Purchase, Redemption, and Pricing of Shares
N/A	NO ACTIVITY TO REPORT

Item 25.   Underwriters
N/A	NO ACTIVITY TO REPORT

Item 27.   Projected Financial Statements

Valles Capital Inc.
90 day Projected Statement
Starting upon Registration approval

ASSETS	 			2024

CURRENT ASSETS
Cash	 			$200,000,000
Accounts Receivable	 	$6,250,000
Inventory			$0
Prepaid Expenses
Short-Term Investments
TOTAL CURRENT ASSETS		$0

FIXED (LONG-TERM) ASSETS
Long-Term Investments 		$0
Property, Plant, and Equipment 	$112,600,000
(Less Accumulated Depreciation)	$0
Intangible Assets		$0

TOTAL FIXED (LONG-TERM) ASSETS	$318,850,000
OTHER ASSETS
Deferred Income Tax		$0
Other	 			$0
TOTAL OTHER ASSETS	 	$0

TOTAL ASSETS			$318,850,000

LIABILITIES AND OWNER'S EQUITY	2024
CURRENT LIABILITIES
Accounts Payable		$0
Short-Term Loans		$0
Income Taxes Payable		$0
Accrued Salaries and Wages 	$2,500,000
Unearned Revenue		$0
Current Portion of Long-Term Debt	$0

TOTAL CURRENT LIABILITIES 	$2,500,000

LONG-TERM LIABILITIES
Long-term debt
Deferred income tax		$0
Other

TOTAL LONG-TERM LIABILITIES	 $0

OWNER'S EQUITY
Owner's Investment	 	$0
Retained Earnings	 	$318,850,000
Market Capitalization 		$5,000,000,000
Authorized # Shares 		1,000,000,000
Number Shares Outstanding 	500,000,000
Number of Unissued Shares 	500,000,000
Other	 			$0

TOTAL OWNER'S EQUITY		$2,818,850,000

TOTAL LIABILITIES+OWNER'S EQUITY	$2,821,350,000

FINANCIAL RATIOS 2024
Debt Ratio (Total Liabilities / Total Assets)		     .784%
Current Ratio (Current Assets / Current Liabilities)	 12754.00%
Working Capital (Assets Cash - Liabilities)	     $203,750,000
Assets-to-Equity Ratio (Total Assets / Owner's Equity)     11.311%
Debt-to-Equity Ratio (Total Liabilities / Owner's Equity)    .089%

Item 27A.   Annual and Semi-Annual Shareholder Report

N/A	NO ACTIVITY TO REPORT

Part C  OTHER INFORMATION

Item 28.   Exhibits

Exhibit A. Articles of Incorporation

Articles of Incorporation for Valles Capital can be found at the following web address https://ecorp.azcc.gov/CommonHelper/GetFiling Documents?barcode=22042022079696 or by searching the Arizona
Corporation Commissions eCorp website https://ecorp.azcc.gov/Entity Search/Index using entity search for Valles Capital Inc or ID # 23363947

Exhibit l. Initial Capital Agreements
The Fund is registering Valles Capital, Inc., and 5 million beneficial shares of the Authorized Number of Shares to be Issued of which are Non-Marginable Common stock having a stated value of $5 per share using Form N 1/A. Of the 1 billion Authorized Number of Shares to be Issued, 500 million beneficial shares are currently outstanding.

Valles Capital intends to complete a Real Estate M/A transaction using infinity share provisions to acquire property. Real Estate Property to be added as part of the basis of our Raise of New Market Capital. DTCC is instructed to use infinite share provisions to maintain a $ 1 NAV and $5 Share Price on behalf of shareholders. The properties held by the company will have the possibility to be Rented or Leased as an Airbnb, Corporate Retreat, Weddings etc. as opportunities arise.

The remaining unissued shares will be set aside to acquire land and equipment to develop a hydrogen on demand unit to retrofit existing gasoline engines.

Shares issued to settle the Valles Capital 5:1 Money Market Fund Debit Card program will be issued as Retail US Treasury Money Market Mutual Fund using infinity shares provision.

There are currently no unique or unusual restrictions to disclose on the right to freely retain or dispose of the Funds shares or material obligations or potential liabilities associated with holding the Funds shares (not including investment risks) that may expose investors to significant risks.

Item 29.   Persons Controlled by or Under Common Control with the Fund
N/A	NO ACTIVITY TO REPORT

Item 30.   Indemnification
Indemnification of Officers, Directors, Employees and Agents.
The Corporation shall indemnify any person who incurs expenses or liabilities by reason of the fact he or she is or was an officer, director, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another
Corporation, partnership, joint venture, trust or other enterprise.
This indemnification shall be mandatory in all circumstances in which indemnification is permitted by law.

Limitation of Liability.
To the fullest extent permitted by the Arizona Revised Statutes, as the same exists or may hereafter be amended, a director of the Corporation shall not be liable to the Corporation or its stockholders for monetary damages for any action taken or any failure to take any action as a director. No repeal, amendment or modification of this article, whether direct or indirect, shall eliminate or reduce its effect with respect to any act or omission of a director of the Corporation occurring prior to such repeal, amendment or modification.

Item 31.   Business and Other Connections of Investment Adviser
N/A	NO ACTIVITY TO REPORT

Item 32.   Principal Underwriters
N/A	NO ACTIVITY TO REPORT

Item 33.   Location of Accounts and Records
The location of Accounts and Records are held in the possession of Angel Michel Valles residing at 112 East Fairmont Drive Tempe, Arizona 85282.

Item 34.   Management Services
N/A	NO ACTIVITY TO REPORT

Item 35.   Undertakings

Issuing one 4 week $2,500,00 ladder between 2 mutually agreeing funds or fund managers each contributing half of the ladder contribution amount will satisfy Item 35 requirement which allows 90 days to accumulate $100,000 within those 90 days when calculating for inflation, of which will return to market makers $12,500,000 in new market capital plus 25% with every asset turnover event.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund (certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Tempe, and State of Arizona, on the 1st day of July 2024.

By
Valles Capital Fund

Angel Michel Valles, CEO
Signature            Title

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Angel Michel Valles, CEO          July 2nd, 2024
Signature            Title        Date